CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) shares in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS
Net sales	$ 84,225,000	$ 28,417,000	$ 9,484,000
Cost of goods sold	44,502,000	14,451,000	2,835,000
Gross profit	39,723,000	13,966,000	6,649,000
Operating expenses:
Selling, general and administrative	42,329,000	21,956,000	10,728,000
Impairment of goodwill	23,585,000
Depreciation and amortization	3,637,000	1,319,000	565,000
Retail stores impairment	840,000		0
Total operating expenses	70,391,000	23,275,000	11,293,000
Operating loss from continuing operations	(30,668,000)	(9,309,000)	(4,644,000)
Interest expense, net	5,141,000	1,032,000
Other (income) expense	(2,268,000)	209,000
Loss from continuing operations, before income tax benefit	(33,541,000)	(10,550,000)	(4,644,000)
Income tax benefit	(5,059,000)	(3,134,000)	(2,012,000)
Income (loss) from continuing operations	(28,482,000)	(7,416,000)	(2,632,000)
Income from discontinued operations, net of tax	766,000	102,000	8,197,000
Net (loss) income and comprehensive (loss) income	$ (27,716,000)	$ (7,314,000)	$ 5,565,000
Earnings (loss) per common share - basic
Loss from continuing operations (in dollars per share)	$ (0.42)	$ (0.11)	$ (0.04)
Earnings from discontinued operations - basic (in dollars per share)	0.01	0.00	0.12
Earnings (loss) per common share - basic (in dollars per share)	(0.41)	(0.11)	0.08
Earnings (loss) per common share - diluted
Loss from continuing operations (in dollars per share)	(0.42)	(0.11)	(0.04)
Earnings from discontinued operations - basic (in dollars per share)	0.01	0.00	0.12
Earnings (loss) per common share - diluted (in dollars per share)	$ (0.41)	$ (0.11)	$ 0.08
Weighted average shares outstanding
Basic (in shares)	68,226	67,163	65,496
Diluted (in shares)	68,226	67,163	66,849